Offerings - Offering: 1	Jul. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	2.01995
Maximum Aggregate Offering Price	$ 1,009,975.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 139.48
Offering Note	This Registration Statement on Form S-3 (this "Registration Statement") covers shares of common stock, $0.0001 par value per share ("Common Stock"), of TEN Holdings, Inc. (the "Company" or "Registrant") previously issued on May 22, 2026 to the selling stockholder named in the Registration Statement and pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), any additional shares of Common Stock that may be issued by reason of any stock dividend, stock split or other similar transaction. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The Proposed Maximum Offering Price per Unit and the Maximum Aggregate Offering Price are based on the average of the high ($2.0499) and low ($1.99) prices of the Registrant's Common Stock as reported on the Nasdaq on July 21, 2026, which date is within five business days prior to filing this Registration Statement.